Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Share Based Payment Reserve (Options)	Share Based Payment Reserve (warrants)	Convertible Loan Note Reserve	Merger Reserve	Other Reserves	Retained Earnings	Shares to be issued Reserve	Translation Reserve	Capital Reduction Reserve	Total
Balance at Dec. 31, 2017	$ 8,141	$ 30,559	$ 3,213	$ 1,464			$ (46,171)	$ (42,764)		$ 1,988	$ 41,292	$ (2,278)
Balance (in Shares) at Dec. 31, 2017	125,054,805
Issue of share capital	$ 451	9,556										10,007
Issue of share capital (in Shares)	11,409,013
Convertible loan note interest	$ 1	22						(23)
Share based payment (options)			641									641
Share based payments charge (warrants)		(305)		410								105
Total transactions with owners	$ 452	9,273	641	410				(23)				10,752
Total transactions with owners (in Shares)	190,698
Loss for the period								(7,934)				(7,934)
Translation										(21)		(21)
Total comprehensive income								(7,934)		(21)		(7,955)
Balance at Dec. 31, 2018	$ 8,592	39,832	3,854	1,874			(46,171)	(50,721)		1,967	41,292	519
Balance (in Shares) at Dec. 31, 2018	136,463,818
Issue of share capital	$ 7	99										106
Issue of share capital (in Shares)	190,698
Convertible loan note issued					1,850							1,850
Convertible loan note interest					52							52
Share based payment (options)			1,309									1,309
Share based payments charge (warrants)				545	(545)
Total transactions with owners	$ 7	99	1,309	545	1,357							3,317
Total transactions with owners (in Shares)	190,698
Loss for the period								(9,323)				(9,323)
Translation										(27)		(27)
Total comprehensive income								(9,323)		(27)		(9,350)
Balance at Dec. 31, 2019	$ 8,599	39,931	5,163	2,419	1,357		(46,171)	(60,044)		1,940	41,292	(5,514)
Balance (in Shares) at Dec. 31, 2019	136,654,516
Issue of share capital	$ 1,667	69,490										71,157
Issue of share capital (in Shares)	43,979,245
Issue of share capital (In lieu of fees)	$ 11	455										466
Issue of share capital (In lieu of fees) (in Shares)	281,250
Issue of share capital (Warrants)	$ 239	3,125										3,364
Issue of share capital (Warrants) (in Shares)	6,365,428
Issue of share capital (Loan conversion)	$ 165	2,139			(2,304)
Issue of share capital (Loan conversion) (in Shares)	4,406,125
Issue of share capital (Options)	$ 113	826										939
Convertible loan note issued					163							163
Options forfeited/cancelled in the year			(35)									(35)
Exercise of options		80	(1,609)					1,529
Exercise of options (in Shares)	2,925,725
Exercise of warrants		1,236		(2,046)	810
Shares to be issued in lieu of cash realization bonus									13,503			13,503
Reduction in share premium		(5,461)									5,461
Capital distribution											(4,403)	(4,403)
Convertible loan note interest					272							272
Share based payment (options)			5,105									5,105
Share based payments charge (warrants)				324	(298)							26
Total transactions with owners	$ 2,195	71,890	3,461	(1,722)	$ (1,357)			1,529	13,503		1,058	91,101
Total transactions with owners (in Shares)	57,957,773
Loss for the period								(26,131)				(26,131)
Translation										3,474		3,474
Total comprehensive income								(26,131)		3,474		(22,657)
Balance at Dec. 31, 2020	$ 10,794	$ 111,821	$ 8,624	$ 697			$ (46,171)	$ (84,646)	$ 13,503	$ 5,414	$ 42,350	$ 62,386
Balance (in Shares) at Dec. 31, 2020	194,612,289